Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Main items related to operating activities
Accounts receivable	$ 19,281	$ 23,442	$ 24,378
Recoverable taxes	4,289	4,078	6,263
Other operating receivables	16,846	14,952	28,289
Prepaid expenses	2,481	1,731	1,455
Other current assets	71	60	63
Other current assets	23,687	20,821	36,070
Gross value/Cost
Main items related to operating activities
Accounts receivable	20,183	24,334	25,204
Recoverable taxes	4,295	4,085	6,295
Other operating receivables	17,094	15,218	28,582
Prepaid expenses	2,481	1,731	1,455
Other current assets	71	60	63
Other current assets	23,941	21,094	36,395
Valuation allowance
Main items related to operating activities
Accounts receivable	(902)	(892)	(826)
Recoverable taxes	(6)	(7)	(32)
Other operating receivables	(248)	(266)	(293)
Other current assets	$ (254)	$ (273)	$ (325)